UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2006

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments January 31, 2006 (unaudited)

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND		COUPON
THOUSANDS	MATURITY DATE		RATE		VALUE

	U.S. Government Agencies - Mortgage-Backed Securities (91.7%)
	Federal Home Loan Mortgage Corp. (1.3%)
$2,317	10/01/10 - 02/01/20		9.50%		$2,542,446
533	06/01/16 - 10/01/19		10.00		589,647
56	02/01/16 - 12/01/17		10.50		61,981
					3,194,074

	Federal Home Loan Mortgage Corp. PC Gold (11.2%)
4,354	10/01/18 - 06/01/20		5.00		4,305,988
14,350	*		5.50		14,430,719
836	12/01/28 - 09/01/33		6.50		858,307
6,255	04/01/20 - 08/01/32		7.50		6,562,182
1,530	02/01/23 - 07/01/31		8.00		1,633,238
					27,790,434

	Federal National Mortgage Assoc. (77.5%)
34,500	*		4.50		33,030,469
37,650	*		5.00		36,824,578
47,500	*		5.50		46,995,312
12,550	*		6.00		12,675,500
14,145	01/01/27 - 09/01/34		6.50		14,536,271
4,900	*		7.00		5,092,937
36,038	07/01/23 - 01/01/36		7.00		37,470,261
4,401	09/01/29 - 06/01/32		7.50		4,611,804
1,321	08/01/24 - 02/01/32		8.00		1,412,007
176	01/01/22 - 04/01/25		8.50		190,782
118	09/01/16 - 05/01/20		9.50		130,745
56	03/01/16 - 02/01/18		9.75		61,767
					193,032,433

	Government National Mortgage Assoc. (1.5%)
1,065	08/15/25 - 05/15/29		6.50		1,116,046
13	06/15/29 - 08/15/29		7.50		13,938
717	10/15/19 - 10/15/24		8.50		781,418
1,610	11/15/17 - 06/15/20		9.50		1,776,201
42	05/15/16 - 11/15/20		10.00		46,716
					3,734,319

	Government National Mortgage Assoc. II (0.2%)
395	05/20/30		8.00		421,384

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $228,830,192)				228,172,644

	U.S. Government Obligations (5.4%)
	U.S. Treasury Bond
1,770	08/15/27		6.375		2,157,811
	U.S. Treasury Note
8,000	11/15/13		4.25		7,848,128
	U.S. Treasury Strips
4,560	02/15/25		0.00		1,851,711
4,560	02/15/27		0.00		1,691,386

	Total U.S. Government Obligations (Cost $13,682,383)				13,549,036

	Collateralized Mortgage Obligations (13.5%)
	U.S. Government Agencies (2.5%)
	Federal Home Loan Mortgage Corp. (0.1%)
234	2547 HA	08/15/12	5.00		233,969

	Federal National Mortgage Assoc. (2.4%)
761	Grantor Trust 2004-T5 A13 05/28/35		4.493	††	762,800
2,023	Whole Loan 2005-W2 A1 05/25/35		4.73	††	2,033,833
525	2004-70 DF	10/25/34	5.73	††	534,929
1,449	1996-46 FC	12/25/23	5.731	††	1,495,508
3,817	2005-68 XI (IO)	08/25/35	6.00		1,171,879
					5,998,949

	Total U.S. Government Agencies				6,232,918

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	Private Issues (11.0%)
944	American Home Mortgage Investment Trust
	2004-1 1A	04/25/44	4.88	††	945,231
1,669	Banc of America Funding Corp.
	2005-F 1A2 09/20/35		4.84	††	1,675,214
	Countrywide Alternative Loan Trust
5,400	2005-81 X1	02/25/37 (IO)	0.955	††	300,375
1,289	2005-59 1A2B 11/20/35		4.75	††	1,289,709
1,330	2005-51 2A2A 11/20/35		4.78	††	1,333,137
1,262	2005-51 1A2A 11/20/35		4.78	††	1,265,548
1,118	2005-44 2A2A 10/25/35		4.81	††	1,120,998
1,409	2005-44 1A2A 10/25/35		4.82	††	1,409,350
515	CS First Boston Mortgage Securities Corp.
	2002-34 2A4 12/25/32		5.13	††	515,586
1,800	Greenpoint Mortgage Fund
	02/25/35		5.75		1,800,000
	Harborview Mortgage Loan Trust
13,932	2005-16 X3	01/19/36 (IO)	0.599	††	496,323
8,308	2005-3 X2	06/19/35 (IO)	0.607	††	225,890
7,150	2006-1 X1	02/15/37 (IO) (WI)	0.686	††	369,791
5,211	2005-16 X1	01/19/36 (IO)	1.118	††	183,192
9,468	2005-2 X1	05/19/35 (IO)	0.665	††	253,707
1,855	2005-5 2A1B 07/19/45		4.773	††	1,863,495
1,326	Indimac Indx Mortgage Loan Trust
	2005-AR12 2A1B 07/25/35		4.81	††	1,332,595
1,250	Luminent Mortgage Trust
	2006-1 A1	04/25/36	4.773	††	1,250,000
	Residential Accredit Loans, Inc.
800	2006-Q01 1A1	02/25/46	4.82		800,000
625	2006-Q01 2A1	02/25/46	4.83		625,000
1,500	Structured Asset Mortgage Investments, Inc.
	2006-AR2 A2	02/25/36 (WI)	4.75		1,500,000
	Washington Mutual Mortgage Securities
9,372	2004-AR10 X	07/25/44 (IO)	0.609	††	149,367
5,453	2004-AR8 X	06/25/44 (IO)	0.609	††	86,917
13,920	AR12X	10/25/44 (IO)	0.634	††	221,849
1,260	2005-AR15 A1B1 12/25/45		4.78	††	1,259,200
1,043	2005-AR15 A1B1 12/25/45		4.78	††	1,042,208
1,125	2005-AR15 A1B1 11/25/45		4.78	††	1,127,450
1,547	2005-AR13 A1B1 10/25/45		4.79	††	1,548,706
1,495	2005-AR13 A1B1 04/25/45		4.80	††	1,494,907

	Total Private Issues				27,485,745

	Total Collateralized Mortgage Obligations (Cost $33,204,735)				33,718,663

	Short-Term Investments (39.5%)
	U.S. Government Agencies & Obligations (29.6%)
24,000	Federal Home Loan Banks (a)
	02/01/06 - 02/24/06		4.215 - 4.37		23,953,732
500	U.S. Treasury Bills † (a)
	7/13/06		4.26		490,415
49,000	U.S. Treasury Notes
	5/15/06		6.875		49,333,053

	Total U.S. Government Agencies & Obligations (Cost $74,482,091)				73,777,200

	Repurchase Agreement (9.9%)
24,526	Joint repurchase agreement account due 02/01/06
	(dated 01/31/06 proceeds $24,529,028) (b)
	(Cost $24,526,000)		4.445		24,526,000

	Total Short-Term Investments (Cost $99,008,091)				98,303,200

	Total Investments (Cost $374,725,401) (c) (d)		150.1%		373,743,543

	Liabilities in Excess of Other Assets		(50.1)		(124,780,451)

	Net Assets		100.0%		$248,963,092

PC          Participation Certificate.

IO            Interest only security

WI           Securities purchased on a when issued basis.

†              A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $34,130.

2

††           Floating rate security, rate shown is the rate in effect at January 31, 2006.

*              Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(a)          Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)          Collateralized by federal agency and U.S. Treasury obligations.

(c)           Securities have been designated as collateral in an amount equal to $210,068,781 in connection with securities purchased on a forward commitment basis and open futures contracts.

(d)          The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

The aggregate gross unrealized appreciation is $1,128,044 and the aggregate gross unrealized depreciation is $2,109,902, resulting in net unrealized depreciation of $981,858.

Futures Contracts Open at January 31, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION/DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

22	Long	U.S. Treasury Note
		10 Year March 2006	$2,385,625	$(13,467)
4	Long	U.S. Treasury Note
		10 Year June 2006	433,375	(480)
46	Long	U.S. Treasury Bond
		20 Year March 2006	5,190,813	(14,502)
18	Short	U.S. Treasury Note
		5 Year March 2006	(1,903,219)	10,075
5	Short	U.S. Treasury Note
		5 Year June 2006	(528,438)	478
215	Short	U.S. Treasury Note
		2 Year March 2006	(44,041,408)	62,679

	Net unrealized appreciation			$44,785

3

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006